The Grafiti Holding Note (Tables) - Grafiti Holding Inc [Member]	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
The Grafiti Holding Note (Tables) [Line Items]
Schedule of Note Receivables

Our note receivables balance was as follows:

	September 30, 2024 (Unaudited)	June 30, 2024 (Audited)
Note receivable, amortized cost	$1,146,000	$550,000
Less: allowance for credit losses	(238,103)	(108,568)
Note receivable, net	$907,897	$441,432

Current note receivable, net	$907,897	$441,432
Note receivable, net	$907,897	$441,432

Our note receivables balance was as follows:

	June 30, 2024	June 30, 2023	June 30, 2022
Note receivable, amortized cost (inclusive of accrued interest)	$550,548	$—	$—
Less: allowance for credit losses	(108,568)	—	—
Note receivable, net	$441,980	$—	$—

Current note receivable, net	$441,980	$—	$—
Note receivable, net	$441,980	$—	$—

Schedule of Company’s Allowance for Credit Losses	A roll forward of the Company’s allowance for credit losses was as follows:
Balance at June 30, 2024	$108,568
Provision	129,535
Balance at September 30, 2024 (Unaudited)	$238,103
A roll forward of the Company’s allowance for credit losses was as follows:
Balance at June 30, 2023	$—
Provision	108,568
Balance at June 30, 2024	$108,568